Document and Entity Information	Mar. 30, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001390777
Document Type	8-K/A
Document Period End Date	Mar. 30, 2020
Entity Registrant Name	THE BANK OF NEW YORK MELLON CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-35651
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	(212)
Local Phone Number	495-1784
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed, on March 30, 2020 the Board of Directors (the “Board”) of The Bank of New York Mellon Corporation (the “Company”) appointed Thomas P. (Todd) Gibbons as Chief Executive Officer. This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on March 30, 2020 to disclose a new compensation arrangement approved by the Human Resources and Compensation Committee of the Board for Mr. Gibbons. Such compensation arrangement was not available at the time of the original filing. On August 11, 2020, the Human Resources and Compensation Committee of the Board of the Company approved a new compensation arrangement for Mr. Gibbons in connection with his appointment as Chief Executive Officer of the Company. There will be no change to Mr. Gibbons’ base salary in connection with his appointment. Mr. Gibbons’ target incentive for 2020 will be $13.25 million. Mr. Gibbons’ actual 2020 incentive award will be based on corporate and individual performance and will be delivered 25% in cash, 25% in restricted stock units (“RSUs”) and 50% in performance share units (“PSUs”), consistent with BNY Mellon’s Executive Compensation Program for the position of Chief Executive Officer, which is described in BNY Mellon’s Definitive Proxy Statement on Schedule 14A filed on March 3, 2020 (the “Proxy Statement”). All awards granted to Mr. Gibbons are subject to BNY Mellon’s clawback and recoupment policy as described in the Proxy Statement. Mr. Gibbons will continue to participate in BNY Mellon’s Executive Severance Plan.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BK
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/4,000th of a share of Series C Noncumulative Perpetual Preferred Stock
Trading Symbol	BK PrC
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV (fully and unconditionally guaranteed by The Bank of New York
Trading Symbol	BK/P
Security Exchange Name	NYSE